SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Products and Services [Line Items]
Gross revenues	$ 292,965	$ 277,821	$ 236,460
Digital frames in airports [Member]
Products and Services [Line Items]
Gross revenues	137,342	126,539	113,196
Digital TVscreens in airports [Member]
Products and Services [Line Items]
Gross revenues	13,731	21,937	28,905
Digital TV screens on airplanes [Member]
Products and Services [Line Items]
Gross revenues	26,612	26,734	27,564
Traditional media in airports [Member]
Products and Services [Line Items]
Gross revenues	83,478	73,535	48,418
Other revenues in air travel [Member]
Products and Services [Line Items]
Gross revenues	7,346	6,416	4,063
Gas Station Media Network [Member]
Products and Services [Line Items]
Gross revenues	14,217	12,873	3,664
Other Media [Member]
Products and Services [Line Items]
Gross revenues	$ 10,239	$ 9,787	$ 10,650